Debt (Tables)	9 Months Ended
Sep. 30, 2016
Debt Disclosure [Abstract]
Components of Debt
As of September 30, 2016 and December 31, 2015, our debt was as follows:

(in thousands of $)	September 30, 2016	December 31, 2015
Golar Arctic facility	74,725	80,200
Golar Viking facility	58,594	62,500
Convertible bonds	247,585	243,369
GoFLNG Hilli facility	200,000	50,000
Hilli shareholder loans	49,066	49,066
$1.125 billion facility	329,245	682,598
ICBC VIE loans	712,123	710,328
Seal SPV loan	157,119	—
Total debt	1,828,457	1,878,061
Less: Deferred financing costs, net	(28,166)	(42,154)
Total debt net of deferred financing costs*	1,800,291	1,835,907

* Excludes debt that is recorded within liabilities held-for-sale (see note 5).